Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 831,324	$ 877,905	$ 819,024
Operating expenses:
Ship operating	183,916	192,327	193,836
Cost of services, supervision fees	1,300	7,390	1,950
Depreciation and amortization	199,938	216,098	204,862
General and administrative	40,091	32,118	27,338
Operating leases (note 12)	115,544	85,910	40,270
Loss (gain) on disposals (note 6)	(13,604)	31,876	0
Expenses related to customer bankruptcy	1,013	19,732	0
Vessel impairments	0	285,195	0
Total operating expenses	528,198	870,646	468,256
Operating earnings	303,126	7,259	350,768
Other expenses (income):
Interest expense and amortization of deferred financing fees	116,389	119,882	108,693
Interest income	(4,558)	(8,455)	(11,026)
Undrawn credit facility fees	2,173	2,673	3,100
Refinancing expenses	0	1,962	5,770
Change in fair value of financial instruments (note 19(c))	12,631	29,118	54,576
Equity income on investment (note 8)	(5,835)	(188)	(5,107)
Other expense (income)	7,089	1,306	(4,629)
Total other expenses (income)	127,889	146,298	151,377
Net earnings (loss)	$ 175,237	$ (139,039)	$ 199,391
Earnings (loss) per share (note 14):
Class A common share, basic	$ 0.94	$ (1.89)	$ 1.46
Class A common share, diluted	$ 0.94	$ (1.89)	$ 1.46